COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cost	$ 153,029	$ 195,875
Accumulated Depreciation	(101,911)	(105,346)
Net Book Value	51,118	90,529
Computers and office equipment [Member]
Cost	2,192	1,405
Accumulated Depreciation	(867)	0
Net Book Value	1,325	1,405
Machinery and equipment [Member]
Cost	108,330	139,667
Accumulated Depreciation	(62,571)	(66,704)
Net Book Value	45,759	72,963
Vehicles [Member]
Cost	42,507	54,803
Accumulated Depreciation	(38,473)	(38,642)
Net Book Value	$ 4,034	$ 16,161